Note 23 -Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	December 31,	December 31,	December 31,
	2024	2023	2022

Management	$2,067	$2,194	$2,751
Directors	175	158	154
	$2,242	$2,352	$2,905